Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ (19,839)	¥ (7,955)	[1]	¥ 20,274	[1]
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	48,352	47,064		49,057
Interest cost on projected benefit obligation	13,504	14,383		12,308
Expected return on plan assets	(74,270)	(68,432)		(60,255)
Amortization of net actuarial loss	731	7,309		17,764
Amortization of prior service cost	(1,210)	(1,094)		(6,348)
Loss (gain) on settlements and curtailment	(5,980)	(4,394)		(1,765)
Net periodic benefit cost (income)	(18,873)	(5,164)		10,761
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	12,395	10,169		13,107
Interest cost on projected benefit obligation	14,958	15,359		15,287
Expected return on plan assets	(33,266)	(32,110)		(29,339)
Amortization of net actuarial loss	9,993	8,847		12,707
Amortization of prior service cost	(3,039)	(3,090)		(2,045)
Loss (gain) on settlements and curtailment	49	52		(208)
Net periodic benefit cost (income)	1,090	(773)		9,509
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	525	676		990
Interest cost on projected benefit obligation	1,046	1,079		1,229
Expected return on plan assets	(2,314)	(2,122)		(2,047)
Amortization of net actuarial loss	707	1,124		1,366
Amortization of prior service cost	(2,020)	(2,775)		(1,534)
Net periodic benefit cost (income)	¥ (2,056)	¥ (2,018)		¥ 4

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.